12. THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Short-term bank loans	6.76%	7.07%	November 2015 to March 2016	$98,142	$155,342

Summary of Long-term borrowings
	Weighted- average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Long-term bank loans	6.77%	6.77%	August 2016	$16,357	$17,159
Less: current maturities of long-term bank loans	6.77%	6.77%		3,271	2,451
Long-term bank loans				$13,086	14,708